Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Asset [Abstract]
Disclosure of detailed information about other assets [Table Text Block]

	December 31,	December 31,
	2025	2024
	$	$
Current

Prepaid expenses and deposits	2,326	1,612
	2,326	1,612
Non-current

Interest receivable	1,292	-
Deferred financing fees	2,003	1,293
Property and equipment (i)	5,080	4,083
	8,375	5,376